PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2013	2012
Cost:

Office furniture and equipment	$99	$91
Computers, software and electronic equipment	7,358	6,011
Leasehold improvements	197	120

Total cost	7,654	6,222

Accumulated depreciation:

Office furniture and equipment	22	17
Computers, software and electronic equipment	5,399	4,826
Leasehold improvements	119	94

Total accumulated depreciation	5,540	4,937

Depreciated cost	$2,114	$1,285

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $603, $456 and $251, respectively.